Note 25 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of derivative instruments [text block]

25  Derivative financial instruments

The table below presents details regarding Derivative financial instruments (in thousands):

	December 31,	December 31,
	2025	2024
Derivative financial instruments (assets)
Digital currency perpetual contracts - carrying amount	$—	$—
Derivative financial instruments (liabilities)
Digital currency perpetual contracts - carrying amount	—	—
Total notional amount
Digital currency perpetual contracts	$140,522	$38,626

The notional amount of Derivative financial instruments primarily represents the perpetual futures contracts that the Group offers to eligible customers on the Exchange. Derivative financial instruments are held as trading derivatives that are not designated in hedge accounting relationship.